Loans and advances, net (Tables)	12 Months Ended
Dec. 31, 2021
Loans and advances, net
Schedule of loans and advances

Loans and advances originated and retained by the Company consist of the following:

	As of December 31
	2020	2021
	RMB	RMB	US$
Current portion:
Loans receivable (i)
Auto-backed loans	39,253	30,149	4,731
Other secured loans	28,740	5,901	926
Unsecured loans	22,353	17,408	2,732
Other loan receivable (ii)	—	663,140	104,061
Sub-total	90,346	716,598	112,450

Acquired non-performing loans (iii)
Auto-backed loans	1,762,686	1,314,696	206,304
Other secured loans	385,575	377,270	59,202
Unsecured loans	7,595	—	—
Sub-total	2,155,856	1,691,966	265,506

Total current loans and advances	2,246,202	2,408,564	377,956
Allowance for loans and advances	(1,514,186)	(1,923,315)	(301,810)
Loans and advances, net	732,016	485,249	76,146
(i)	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;

(iii) Other loan receivable represent the amount of the Company's cash being retained in the special account. The Company reclassified the Deposit balance to Other loan receivable when the local government closed the “special account”. See Note 6 for further discussion.

(iii) Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;

Schedule of allowance for loans and advances

	Loans receivable			Acquired non-performing loans
	Auto-	Other		Auto-	Other
	backed	secured	Unsecured	backed	secured	Unsecured
2019	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	(13,013)	(5,340)	(60,409)	(467,774)	(38,701)	(185,113)	(770,350)
Current year provision	9,803	2,447	34,844	(790,565)	(42,696)	(453,795)	(1,239,962)
Recoveries of loans previously written off	—	—	—	(33,587)	(1,180)	(340)	(35,107)
Write-offs	—	—	—	388,541	3,979	385,878	778,398
Deregistration of subsidiary	—	—	—	—	—	7,396	7,396
Ending balance	(3,210)	(2,893)	(25,565)	(903,385)	(78,598)	(245,974)	(1,259,625)

	Loans receivable			Acquired non-performing loans
	Auto-	Other		Auto-	Other
	backed	secured	Unsecured	backed	secured	Unsecured
2020	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	(3,210)	(2,893)	(25,565)	(903,385)	(78,598)	(245,974)	(1,259,625)
Current year provision	591	975	3,212	(265,167)	(204,196)	(339,151)	(803,736)
Recoveries of loans previously written off	—	—	—	(52,931)	(164)	(1,386)	(54,481)
Write-offs	—	—	—	22,857	1,883	578,916	603,656
Deregistration of subsidiary	—	—	—	—	—	—	—
Ending balance	(2,619)	(1,918)	(22,353)	(1,198,626)	(281,075)	(7,595)	(1,514,186)

	Loans receivable				Acquired non-performing loans
	Auto-	Other			Auto-	Other
	backed	secured	Unsecured	Other loan	backed	secured	Unsecured
2021	loans	loans	loans	receivable	loans	loans	loans	Total
	RMB	RMB	RMB		RMB	RMB	RMB	RMB
Beginning balance	(2,619)	(1,918)	(22,353)	—	(1,198,626)	(281,075)	(7,595)	(1,514,186)
Current year provision	(19,713)	(121)	4,945	(339,967)	(367,488)	(85,594)	657	(807,281)
Recoveries of loans previously written off	—	—	—	—	(26,448)	(16)	(279)	(26,743)
Write-offs	—	—	—	—	409,334	8,344	7,217	424,895
Ending balance	(22,332)	(2,039)	(17,408)	(339,967)	(1,183,228)	(358,341)	—	(1,923,315)